MASSMUTUAL FUNDS
MassMutual Overseas Fund
Supplement dated February 26, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective immediately, the following information replaces the information for Daniel Ling found under the heading Portfolio Manager(s) in the section titled Management (on page 56 of the Prospectus):
Daniel Ling, CFA is an Investment Officer and Portfolio Manager at MFS. He has managed the Fund since October 2009. He is expected to retire from MFS on June 30, 2026.
Effective May 1, 2025, the following information supplements the information found under the heading Portfolio Manager(s) in the section titled Management (on page 56 of the Prospectus):
Harry Purcell is an Investment Officer and Portfolio Manager at MFS. He has managed the Fund since May 2025.
Effective immediately, the following information replaces the information for Daniel Ling found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 90 of the Prospectus:
Daniel Ling, CFA
is a portfolio manager of the Overseas Fund. Mr. Ling is an Investment Officer of MFS and has been employed in the investment area of MFS since 2006. He is expected to retire from MFS on June 30, 2026.
Effective May 1, 2025, the following information supplements the information for Massachusetts Financial Services Company found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds beginning on page 89 of the Prospectus:
Harry Purcell
is a portfolio manager of the Overseas Fund. Mr. Purcell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2012.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SELMPRO-25-02
O-25-01

MASSMUTUAL FUNDS
MassMutual Overseas Fund
Supplement dated February 26, 2025 to the
Statement of Additional Information dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective immediately, the following information supplements the information for the Fund found on page B-255 in the section titled Appendix C — Additional Portfolio Manager Information:
Mr. Ling is expected to retire from MFS on June 30, 2026.
Effective May 1, 2025, the following information replaces similar information for the Fund found on page B-255 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the Overseas Fund are Filipe Benzinho, Daniel Ling, and Harry Purcell.
Effective May 1, 2025, the following information supplements the information for the Fund found on page B-255 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Harry Purcell
Registered investment companies**	2	$7,619,380,118	0	$0
Other pooled investment vehicles	4	$451,793,284	0	$0
Other accounts	3	$227,787,633	0	$0
* The information provided is as of December 31, 2024.
** Does not include the Overseas Fund.
Ownership of Securities:
As of December 31, 2024, Mr. Purcell did not own any shares of the Overseas Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SELMSAI-25-01